Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock	Additional Paid-in Capital	(Accumulated Deficit) Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	(Accumulated Deficit) Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Cumulative Effect, Period of Adoption, Adjustment	Total
Balance, beginning of period at Dec. 31, 2018	$ 10,000	$ 188,049,000		$ (7,978,000)	$ 199,000		$ 180,280,000
Balance, beginning of period (in shares) at Dec. 31, 2018	92,925,353
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income				7,457,000			7,457,000
Foreign currency translation adjustments					(664,000)		(664,000)
Issuance of common stock		7,817,000					$ 7,817,000
Issuance of common stock (in shares)	3,673,677						3,548,568
Defined benefit pension plan adjustment					(6,000)		$ (6,000)
Capital contribution from parent			$ (1,697,000)			$ (1,697,000)
Repurchase and retirement of treasury stock		(200,000)					$ (200,000)
Repurchase and retirement of treasury stock (in shares)	(100,087)						100,087
Stock-based compensation expense		808,000					$ 808,000
Balance, end of period at Dec. 31, 2019	$ 10,000	196,474,000		(2,218,000)	(471,000)		193,795,000
Balance, end of period (in shares) at Dec. 31, 2019	96,498,943
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income				(15,451,000)			(15,451,000)
Foreign currency translation adjustments					(1,938,000)		(1,938,000)
Repurchase and retirement of treasury stock		(400,000)					(400,000)
Repurchase and retirement of treasury stock (in shares)	200,173
Stock-based compensation expense		224,000					224,000
Balance, end of period at Mar. 28, 2020	$ 10,000	196,298,000		(17,669,000)	(2,409,000)		176,230,000
Balance, end of period (in shares) at Mar. 28, 2020	96,298,770
Balance, beginning of period at Dec. 31, 2019	$ 10,000	196,474,000		(2,218,000)	(471,000)		193,795,000
Balance, beginning of period (in shares) at Dec. 31, 2019	96,498,943
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income							$ 18,703,000
Issuance of common stock (in shares)							758,694
Balance, end of period at Sep. 26, 2020	$ 10,000	200,163,000		16,485,000	(67,000)		$ 216,591,000
Balance, end of period (in shares) at Sep. 26, 2020	97,187,596
Balance, beginning of period at Dec. 31, 2019	$ 10,000	196,474,000		(2,218,000)	(471,000)		193,795,000
Balance, beginning of period (in shares) at Dec. 31, 2019	96,498,943
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income				15,983,000			15,983,000
Foreign currency translation adjustments					2,825,000		2,825,000
Issuance of common stock	$ 2,000	65,551,000					$ 65,553,000
Issuance of common stock (in shares)	21,871,850						758,694
Repurchase and retirement of treasury stock		(582,000)					$ (582,000)
Repurchase and retirement of treasury stock (in shares)	(275,238)						275,238
Contingent consideration settlement	$ 758,694	2,208,000					$ 2,208,000
Stock-based compensation expense		1,827,000					1,827,000
Balance, end of period at Dec. 31, 2020	$ 12,000	265,478,000		13,765,000	2,354,000		281,609,000
Balance, end of period (in shares) at Dec. 31, 2020	118,854,249
Balance, beginning of period at Mar. 28, 2020	$ 10,000	196,298,000		(17,669,000)	(2,409,000)		176,230,000
Balance, beginning of period (in shares) at Mar. 28, 2020	96,298,770
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income				16,414,000			16,414,000
Foreign currency translation adjustments					2,295,000		2,295,000
Repurchase and retirement of treasury stock		(176,000)					(176,000)
Repurchase and retirement of treasury stock (in shares)	75,065
Stock-based compensation expense		240,000					240,000
Balance, end of period at Jun. 27, 2020	$ 10,000	196,362,000		(1,255,000)	(114,000)		195,003,000
Balance, end of period (in shares) at Jun. 27, 2020	96,223,705
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income				17,740,000			17,740,000
Foreign currency translation adjustments					47,000		47,000
Issuance of common stock		615,000					615,000
Issuance of common stock (in shares)	205,197
Contingent consideration settlement		2,208,000					2,208,000
Stock-based compensation expense		978,000					978,000
Balance, end of period at Sep. 26, 2020	$ 10,000	200,163,000		16,485,000	(67,000)		216,591,000
Balance, end of period (in shares) at Sep. 26, 2020	97,187,596
Balance, beginning of period at Dec. 31, 2020	$ 12,000	265,478,000		13,765,000	2,354,000		281,609,000
Balance, beginning of period (in shares) at Dec. 31, 2020	118,854,249
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income				8,533,000			8,533,000
Foreign currency translation adjustments					(1,201,000)		(1,201,000)
Dividend		(110,033,000)					(110,033,000)
Repurchase and retirement of treasury stock	$ (2,000)	(64,936,000)					(64,938,000)
Repurchase and retirement of treasury stock (in shares)	21,666,653
Stock-based compensation expense		1,464,000					1,464,000
Balance, end of period at Apr. 03, 2021	$ 10,000	91,973,000		22,298,000	1,153,000		115,434,000
Balance, end of period (in shares) at Apr. 03, 2021	97,187,596
Balance, beginning of period at Dec. 31, 2020	$ 12,000	265,478,000		13,765,000	2,354,000		281,609,000
Balance, beginning of period (in shares) at Dec. 31, 2020	118,854,249
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income							(56,361,000)
Balance, end of period at Oct. 02, 2021	$ 12,000	377,649,000		(42,596,000)	430,000		335,495,000
Balance, end of period (in shares) at Oct. 02, 2021	119,849,589
Balance, beginning of period at Apr. 03, 2021	$ 10,000	91,973,000		22,298,000	1,153,000		115,434,000
Balance, beginning of period (in shares) at Apr. 03, 2021	97,187,596
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income				(53,598,000)			(53,598,000)
Foreign currency translation adjustments					164,000		164,000
Repurchase and retirement of treasury stock	$ (1,000)	(216,699,000)					(216,700,000)
Repurchase and retirement of treasury stock (in shares)	12,264,438
Stock-based compensation expense		75,511,000					75,511,000
Balance, end of period at Jul. 03, 2021	$ 12,000	350,046,000		(31,300,000)	1,317,000		320,075,000
Balance, end of period (in shares) at Jul. 03, 2021	120,409,271
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income				(11,296,000)			(11,296,000)
Foreign currency translation adjustments					(887,000)		(887,000)
Stock-based compensation expense		27,603,000					27,603,000
Balance, end of period at Oct. 02, 2021	$ 12,000	$ 377,649,000		$ (42,596,000)	$ 430,000		$ 335,495,000
Balance, end of period (in shares) at Oct. 02, 2021	119,849,589